THE INVESTMENT HOUSE GROWTH FUND
SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited)

COMMON STOCKS - 100.9%	Shares	Value
Communications - 20.7%
Internet Media & Services - 20.7%
Alphabet, Inc. - Class A (a)	65,500	$ 8,127,240
Alphabet, Inc. - Class C (a)	72,180	9,044,154
Meta Platforms, Inc. - Class A (a)	62,000	18,678,740
		35,850,134
Consumer Discretionary - 10.5%
E-Commerce Discretionary - 8.3%
Amazon.com, Inc. (a)	94,500	12,577,005
MercadoLibre, Inc. (a)	1,500	1,861,110
		14,438,115
Retail - Discretionary - 2.2%
Lowe's Companies, Inc.	8,500	1,619,845
RH (a)	4,000	871,840
Williams-Sonoma, Inc.	8,000	1,201,920
		3,693,605
Consumer Staples - 2.7%
Household Products - 1.1%
Church & Dwight Company, Inc.	22,000	2,000,680

Retail - Consumer Staples - 1.6%
Costco Wholesale Corporation	5,000	2,762,200

Financials - 3.5%
Institutional Financial Services - 2.6%
Intercontinental Exchange, Inc.	30,000	3,223,200
Nu Holdings Ltd. - Class A (a)	150,000	1,230,000
		4,453,200
Specialty Finance - 0.9%
American Express Company	11,000	1,606,330

Health Care - 6.2%
Health Care Facilities & Services - 1.0%
Charles River Laboratories International, Inc. (a)	10,000	1,683,600

THE INVESTMENT HOUSE GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.9% (Continued)	Shares	Value
Health Care - 6.2% (Continued)
Medical Equipment & Devices - 5.2%
Intuitive Surgical, Inc. (a)	27,000	$ 7,079,940
Stryker Corporation	7,500	2,026,650
		9,106,590
Industrials - 4.7%
Commercial Support Services - 1.1%
Waste Management, Inc.	12,000	1,971,960

Machinery - 1.3%
Deere & Company	6,000	2,192,160

Transportation & Logistics - 2.3%
Expeditors International of Washington, Inc.	8,500	928,625
Norfolk Southern Corporation	7,000	1,335,530
United Parcel Service, Inc. - Class B	12,000	1,695,000
		3,959,155
Materials - 1.4%
Chemicals - 1.4%
Ecolab, Inc.	15,000	2,516,100

Technology - 51.2%
Semiconductors - 8.4%
NVIDIA Corporation	20,000	8,156,000
QUALCOMM, Inc.	13,700	1,493,163
Texas Instruments, Inc.	35,000	4,970,350
		14,619,513
Software - 18.7%
Adobe, Inc. (a)	12,000	6,384,720
Autodesk, Inc. (a)	11,000	2,173,930
CrowdStrike Holdings, Inc. - Class A (a)	16,000	2,828,320
Intuit, Inc.	34,300	16,976,785
Microsoft Corporation	12,000	4,057,320
		32,421,075
Technology Hardware - 15.3%
Apple, Inc.	139,228	23,775,966

THE INVESTMENT HOUSE GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.9% (Continued)	Shares	Value
Technology - 51.2% (Continued)
Technology Hardware - 15.3% (Continued)
Motorola Solutions, Inc.	10,000	$ 2,784,600
		26,560,566
Technology Services - 8.8%
Accenture plc - Class A	17,900	5,317,911
Automatic Data Processing, Inc.	7,000	1,527,540
Block, Inc. - Class A (a)	25,000	1,006,250
Paychex, Inc.	24,000	2,665,200
PayPal Holdings, Inc. (a)	45,000	2,331,000
Visa, Inc. - Class A	10,000	2,351,000
		15,198,901

Total Common Stocks (Cost $36,373,036)		$ 175,033,884

MONEY MARKET FUNDS - 0.0% (b)	Shares	Value
First American Government Obligations Fund - Class Z, 5.22% (c) (Cost $842)	842	$ 842

Total Investments at Value - 100.9% (Cost $36,373,878) (d)		$ 175,034,726

Liabilities in Excess of Other Assets - (0.9%)		(1,529,147)

Net Assets - 100.0%		$ 173,505,579

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	The rate shown is the 7-day effective yield as of October 31, 2023.
(d)	All securities are pledged as collateral for the Fund’s bank line of credit.